DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative instrument disclosure

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	June 30,	December 31,
	2013	2012
	U.S. $ in millions

Interest rate swap - cash flow hedge	$1,100	$1,100

Interest rate swap - fair value hedge	$2,500	$1,550

Cross currency swap - cash flow hedge	$1,875	$1,875

Forecasted transactions - cash flow hedge	$320	$200

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
	Reported under	June 30, 2013	December 31, 2012

		U.S. $ in millions
Asset derivatives- interest rate swap -fair value hedge designated as hedging instruments	Other current assets	$3	$4

Liability derivatives- interest rate swap -cash flow hedge designated as hedging instruments	Other current liabilities	$(2)	$(4)

Liability derivatives- interest rate swap -fair value hedge designated as hedging instruments	Senior notes and loans	$(172)	$(14)

Liability derivatives- cross currency swap -cash flow hedge designated as hedging instruments	Senior notes and loans	$(85)	$(91)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	$(16)	$(29)
Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	$37	$20